BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
BORROWINGS
Schedule of borrowings

     Borrowings consist of the following at June 30, 2014, December 31, 2013 and June 30, 2013 (dollars in thousands):

	June 30, 2014	December 31, 2013	June 30, 2013
Federal Home Loan Bank fixed rate advances at June 30, 2014 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	$35,000	$35,000	$35,000
Correspondent bank line of credit—holding company	500	2,000	—
Bank line of credit—wholly-owned asset based lending subsidiary	2,835	—	—
Correspondent bank term note, current floor rate of 4%, maturing March 22, 2017	2,900	—	—
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024, interest payable at 1%	852	852	925

	$42,087	$37,852	$35,925

 Borrowings consist of the following at December 31 (dollars in thousands):

	2013	2012
Federal Home Loan Bank fixed rate advances at December 31, 2013 with a weighted average rate of 1.82% maturing in 2014, 2016 and 2018	$35,000	$35,000
Line of Credit	2,000	—
USDA Rural Development, fixed-rate note payable, maturing August 24, 2024 interest payable at 1%	852	925

	$37,852	$35,925

Schedule of maturities and principal payments of borrowings outstanding

    Maturities and principal payments of borrowings outstanding at December 31, 2013 are as follows (dollars in thousands):

2014	$12,074
2015	74
2016	15,075
2017	76
2018	10,077
Thereafter	476

Total	$37,852